Loss per share calculation	12 Months Ended
Dec. 31, 2022
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Loss per share calculation

7. Loss per share calculation

The loss per share is the quotient of the net loss for the period divided by the weighted average number of Ordinary Shares outstanding for the year.

	Year Ended December 31,
	2022	2021	2020
Net loss for the year ($000s)	$(32,662)	$(32,552)	$(26,754)
Number of ordinary shares issued at December 31	1,166,326,584	1,010,388,454	832,146,748
Weighted average basic number of ordinary shares	1,026,932,569	918,847,427	767,069,645
Dilution effect (treasury stock method)	5,058,154	21,586,108	6,323,417
Weighted average diluted number of shares	1,031,990,723	940,433,535	773,393,062
Loss per share for the year (basic and diluted*)	$(0.03)	$(0.04)	$(0.03)

* The effects of potentially dilutive Ordinary Shares issuable upon exercise of outstanding subscription rights are not included in the calculation due to the Company’s net losses for the periods presented, as their effect would be anti-dilutive.